Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash provided by Operating activities
Net income	$ 58,896	$ 55,498
Add (deduct) items not affecting cash:
Finance costs	449	760
Depreciation, amortization and depletion	19,442	18,913
Share of loss (income) in associate	700	(282)
Dilution gain on investment in associate	(822)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate	18
Gain on disposal of NSR	(4,320)
Impairment reversal of investment in associate	(4,714)	(5,278)
Impairment of plant and equipment and mineral rights and properties		181
Income tax expense	18,919	19,237
Finance income	(2,839)	(2,206)
Loss on disposal of plant and equipment	329	538
Share-based compensation	1,566	1,015
Reclamation	(194)	(2,967)
Income taxes paid	(19,743)	(13,667)
Interest received	2,839	2,206
Interest paid		(963)
Changes in non-cash operating working capital	(2,625)	4,485
Net cash provided by operating activities	67,901	77,470
Mineral rights and properties
Capital expenditures	(20,948)	(27,814)
Plant and equipment
Additions	(6,152)	(7,987)
Proceeds on disposals	33	51
Other investments
Acquisition		(782)
Proceeds on disposals		33
Investment in associate	(23,861)
Net purchases of short-term investments	(30,803)	(4,094)
Net cash used in investing activities	(81,731)	(40,593)
Bank loan
Repayment		(4,325)
Non-controlling interests
Distribution	(7,785)	(2,222)
Cash dividends distributed	(3,362)	(1,585)
Proceeds from issuance of common shares	550	904
Common shares repurchased as part of normal course issuer bid	(4,177)
Net cash used in financing activities	(14,774)	(7,228)
Effect of exchange rate changes on cash and cash equivalents	4,800	1,391
(Decrease) increase in cash and cash equivalents	(23,804)	31,040
Cash and cash equivalents, beginning of the year	73,003	41,963
Cash and cash equivalents, end of the year	$ 49,199	$ 73,003